Convertible Preferred Shares	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares
9.
Convertible Preferred Shares

Upon the closing of the IPO in February 2019, all shares of the Company’s outstanding Series A preferred shares automatically converted into 91,600,398 ordinary shares. At December 31, 2021 and 2020, the Company had no Series A convertible preferred shares authorized or outstanding.